Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.27%
Canada–0.62%
Canadian Pacific Kansas City Ltd.	154,614	$11,504,828
China–3.55%
JD.com, Inc., ADR	1,481,015	43,141,967
Meituan, B Shares(a)(b)	747,330	10,849,245
Tencent Holdings Ltd.	264,900	10,266,214
Yum China Holdings, Inc.	30,476	1,698,123
		65,955,549
Denmark–4.13%
Novo Nordisk A/S, Class B	844,808	76,848,668
France–11.96%
Airbus SE	619,176	82,834,868
Dassault Systemes SE	202,622	7,533,229
EssilorLuxottica S.A.	79,982	13,903,076
Kering S.A.	70,649	32,121,409
LVMH Moet Hennessy Louis Vuitton SE	111,032	83,765,508
Pernod Ricard S.A.	14,281	2,377,228
		222,535,318
Germany–2.60%
Allianz SE	25,534	6,088,875
SAP SE	325,991	42,315,591
		48,404,466
India–6.46%
DLF Ltd.	13,206,214	84,345,139
HDFC Bank Ltd.	497,704	9,114,283
ICICI Bank Ltd., ADR	1,157,340	26,757,701
		120,217,123
Israel–0.91%
Nice Ltd., ADR(b)	99,255	16,873,350
Italy–0.86%
Brunello Cucinelli S.p.A.	175,684	13,353,531
Ferrari N.V.	9,192	2,709,030
		16,062,561
Japan–5.44%
Hoya Corp.	78,500	8,089,704
Keyence Corp.	129,144	47,999,126
Murata Manufacturing Co. Ltd.	1,089,000	19,902,380
Omron Corp.	80,600	3,590,130
TDK Corp.	582,500	21,571,860
		101,153,200
Netherlands–1.44%
ASML Holding N.V.	36,925	21,683,805
Universal Music Group N.V.	192,692	5,010,910
		26,694,715
Spain–1.27%
Amadeus IT Group S.A.	392,715	23,666,457
Shares		Value
Sweden–4.23%
Assa Abloy AB, Class B	1,416,635	$30,862,555
Atlas Copco AB, Class A	3,567,513	47,797,096
		78,659,651
Switzerland–0.73%
Lonza Group AG	29,539	13,666,129
United States–55.07%
Adobe, Inc.(b)	148,449	75,694,145
Agilent Technologies, Inc.	50,030	5,594,355
Alphabet, Inc., Class A(b)	1,744,634	228,302,805
Amazon.com, Inc.(b)	166,749	21,197,133
Analog Devices, Inc.	511,108	89,489,900
Avantor, Inc.(b)	331,475	6,987,493
Boston Scientific Corp.(b)	126,217	6,664,258
Charles River Laboratories International, Inc.(b)	30,856	6,047,159
Charter Communications, Inc., Class A(b)	26,193	11,520,205
Danaher Corp.	40,136	9,957,742
Ecolab, Inc.	38,590	6,537,146
Equifax, Inc.	138,676	25,402,670
Fidelity National Information Services, Inc.	79,629	4,401,095
IDEXX Laboratories, Inc.(b)	16,368	7,157,235
Illumina, Inc.(b)	67,707	9,294,817
Intuit, Inc.	159,088	81,284,423
Intuitive Surgical, Inc.(b)	59,740	17,461,405
IQVIA Holdings, Inc.(b)	91,456	17,993,968
Lam Research Corp.	6,358	3,985,004
Marriott International, Inc., Class A	77,377	15,209,223
Marvell Technology, Inc.	549,240	29,730,361
Meta Platforms, Inc., Class A(b)	446,068	133,914,074
Microsoft Corp.	111,159	35,098,454
NVIDIA Corp.	57,973	25,217,675
Phathom Pharmaceuticals, Inc.(b)	393,985	4,085,624
S&P Global, Inc.	203,471	74,350,338
Splunk, Inc.(b)	85,519	12,507,154
Thermo Fisher Scientific, Inc.	5,444	2,755,589
United Parcel Service, Inc., Class B	97,935	15,265,128
Visa, Inc., Class A(c)	180,427	41,500,014
		1,024,606,592
Total Common Stocks & Other Equity Interests (Cost $789,554,271)		1,846,848,607
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	4,113,633	4,113,633
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	2,937,826	2,938,414
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	4,701,295	4,701,295
Total Money Market Funds (Cost $11,753,250)		11,753,342
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.90% (Cost $801,307,521)		1,858,601,949

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.22%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,110,099	$1,110,099
Invesco Private Prime Fund, 5.51%(d)(e)(f)	2,854,537	2,854,537
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,964,648)		3,964,636
TOTAL INVESTMENTS IN SECURITIES—100.12% (Cost $805,272,169)		1,862,566,585
OTHER ASSETS LESS LIABILITIES–(0.12)%		(2,161,163)
NET ASSETS–100.00%		$1,860,405,422
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2023 represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,779,375	$70,796,170	$(71,461,912)	$-	$-	$4,113,633	$183,441
Invesco Liquid Assets Portfolio, Institutional Class	3,415,571	50,568,693	(51,045,905)	71	(16)	2,938,414	116,103
Invesco Treasury Portfolio, Institutional Class	5,462,142	80,909,909	(81,670,756)	-	-	4,701,295	181,708
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,499,792	(2,389,693)	-	-	1,110,099	14,241*
Invesco Private Prime Fund	-	9,848,914	(6,994,285)	(12)	(80)	2,854,537	38,383*
Total	$13,657,088	$215,623,478	$(213,562,551)	$59	$(96)	$15,717,978	$533,876

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$11,504,828	$—	$—	$11,504,828
China	44,840,090	21,115,459	—	65,955,549
Denmark	—	76,848,668	—	76,848,668
France	—	222,535,318	—	222,535,318
Germany	—	48,404,466	—	48,404,466
India	26,757,701	93,459,422	—	120,217,123
Israel	16,873,350	—	—	16,873,350
Italy	—	16,062,561	—	16,062,561
Japan	—	101,153,200	—	101,153,200
Netherlands	—	26,694,715	—	26,694,715
Spain	—	23,666,457	—	23,666,457
Sweden	—	78,659,651	—	78,659,651
Switzerland	—	13,666,129	—	13,666,129
United States	1,024,606,592	—	—	1,024,606,592
Money Market Funds	11,753,342	3,964,636	—	15,717,978
Total Investments	$1,136,335,903	$726,230,682	$—	$1,862,566,585
Invesco V.I. Global Fund